Background and basis of preparation	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Background and basis of preparation
Background and basis of preparation
1.	Background and basis of preparation:

Ivanhoe Electric Inc. (“Ivanhoe Electric” or “the Company”) was incorporated in the State of Delaware, USA, on July 14, 2020, as a wholly-owned subsidiary of High Power Exploration Inc. (“the Parent” or “HPX”). On April 30, 2021, HPX completed a restructuring whereby HPX contributed (i) all of the issued and outstanding shares of HPX’s subsidiaries, other than those holding direct or indirect interests in its Nimba Iron Ore Project (“Nimba Project”); (ii) certain property, plant and equipment; and (iii) certain financial assets (collectively the “Contributed Assets”) in exchange for common stock of Ivanhoe Electric. HPX then distributed 59,909,344 shares of common stock of Ivanhoe Electric to HPX stockholders by way of an in-kind dividend, with each HPX stockholder receiving one share of common stock of Ivanhoe Electric for each HPX share held by the stockholder.

As HPX continued to hold its interest in Ivanhoe Electric immediately following the transfer of the Contributed Assets, there was no resultant change of control in either Ivanhoe Electric or the Contributed Assets. As such, the acquisition by Ivanhoe Electric of the Contributed Assets has been accounted for at historical cost as a transaction between entities under common control.

On June 30, 2022, Ivanhoe Electric completed an initial public offering (“IPO”) of 14,388,000 shares of the Company’s common stock at a price of $11.75 per share, resulting in gross proceeds from the offering of $169.1 million. The Company’s shares were listed on the NYSE American and the Toronto Stock Exchange under the ticker symbol “IE”.

Ivanhoe Electric is a mineral project exploration and development company with a focus on identifying and developing mineral projects, and ultimately mines, associated with the metals necessary for electrification, in particular, copper, nickel, cobalt, vanadium, gold, silver, and the platinum group metals.

The Company’s current mineral projects are located predominantly in the United States. In addition to mineral projects in the United States, the Company also holds direct and indirect ownership interests, and in some cases controlling financial interests, in other non-U.S. mineral projects, and in proprietary mineral exploration and minerals-based technologies.

The Company conducts the following business activities through certain subsidiaries:

●	VRB Energy Inc. (“VRB”), develops, manufactures and installs vanadium flow batteries for grid-scale energy storage. Ivanhoe Electric had an ownership interest in VRB of 90.0% as at September 30, 2022 (December 31, 2021 — 90.0%).
●	Computational Geosciences Inc. (“CGI”), provides data analytics, geophysical modeling, software licensing and artificial intelligence services for the mineral, oil & gas and water exploration industries. Ivanhoe Electric had an ownership interest in CGI of 94.3% as at September 30, 2022 (December 31, 2021 — 94.3%).
●	Cordoba Minerals Corp. (“Cordoba”) holds the San Matias copper-gold-silver project in northern Colombia. Ivanhoe Electric had an ownership interest in Cordoba of 63.3% as at September 30, 2022 (December 31, 2021 — 63.3%).
●	Kaizen Discovery Inc. (“Kaizen”) holds the Pinaya copper-gold exploration project in Peru. Ivanhoe Electric had an ownership interest in Kaizen of 82.7% as at September 30, 2022 (December 31, 2021 — 82.7%).

Basis of preparation:

These condensed interim consolidated and combined carve-out financial statements have been prepared under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).

Basis of preparation — Prior to the restructuring:

These condensed interim consolidated and combined carve-out financial statements include results of the Company for periods prior to the restructuring on April 30, 2021. Up to the date of restructuring, these financial statements have been prepared on a combined basis and the Parent’s net investment in the Company’s operations is shown in lieu of stockholders’ equity. All intercompany balances and transactions have been eliminated in the condensed interim consolidated and combined carve-out financial statements.

Prior to the restructuring, the financing of operations was historically managed by the Parent. Net parent investment represents the Parent’s historical investment in the Company and includes accumulated net earnings or losses attributable to the Parent, intercompany balances that were capitalized at the time of the restructuring and direct capital contributions and expense allocations from the Parent to the Company. Assets contributed to Ivanhoe Electric at the time of restructuring have been recorded by the Company during the periods the assets were under the control of the Parent, except for certain loan receivables and advances that have not been allocated to the Company prior to the restructuring completion date (Note 12). A description of the costs allocated to the Company is included in Note 12.

Management believes the assumptions underlying the condensed interim consolidated and combined carve-out financial statements, including the assumptions regarding allocation of expenses, are systematic, rational and reasonable. Nevertheless, the condensed interim consolidated and combined carve-out financial statements may not include all of the actual expenses that would have been incurred by the Company on a stand-alone basis, and may not accurately reflect the Company’s historical financial position, results of operations and cash flows that would have been reported if the Company had been a stand-alone entity during the periods prior to the restructuring. The amounts that would have been or will be incurred on a stand-alone basis could differ from the amounts allocated due to economies of scale, management judgment, cash management and financing obtained as a stand-alone company, or other factors.

Basis of preparation — Subsequent to the restructuring:

The Company’s financial statements for the periods subsequent to April 30, 2021 are consolidated financial statements based on the reported results of Ivanhoe Electric as a stand-alone company.

Reverse stock split:

In June 2022, the Company’s stockholders approved an amendment to the Company’s certificate of incorporation to effect a reverse stock split of the Company’s outstanding common stock at a ratio of 3-for-1 (the “Reverse Stock Split”) effective as of June 16, 2022. The number of authorized shares and the par value of the common stock were not adjusted as a result of the Reverse Stock Split. For periods before June 16, 2022, all references to common stock, options to purchase common stock, per share data, and related information contained in the condensed interim consolidated and combined carve-out financial statements have been retrospectively adjusted to reflect the effect of the Reverse Stock Split.

The condensed consolidated and combined carve-out financial statements have been prepared on a going concern basis, which presumes the realization of assets and satisfaction of liabilities in the normal course of business.

References to “$” refer to United States dollars and “Cdn$” to Canadian dollars.

1.	Background and basis of preparation:

Ivanhoe Electric Inc. (“Ivanhoe Electric” or “the Company”) was incorporated in the State of Delaware, USA, on July 14, 2020, as a wholly-owned subsidiary of High Power Exploration Inc. (“the Parent” or “HPX”). On April 30, 2021, HPX completed a restructuring whereby HPX contributed (i) all of the issued and outstanding shares of HPX’s subsidiaries, other than those holding direct or indirect interests in its Nimba Iron Ore Project (“Nimba Project”); (ii) certain property, plant and equipment; and (iii) certain financial assets (collectively the “Contributed Assets”) in exchange for common stock of Ivanhoe Electric. HPX then distributed 59,909,344 shares of common stock of Ivanhoe Electric to HPX stockholders by way of an in-kind dividend, with each HPX stockholder receiving one share of common stock of Ivanhoe Electric for each HPX share held by the stockholder.

Ivanhoe Electric is a mineral project exploration and development company with a focus on identifying and developing mineral projects, and ultimately mines, associated with the metals necessary for electrification, in particular, copper, gold, silver, nickel, cobalt, vanadium and the platinum group metals.

While the Company’s current mineral projects are predominantly in the United States, it also holds significant, ownership interests and in some cases controlling financial interests, in other offshore mineral projects, in proprietary mineral exploration technology and in minerals-based high technology.

The Company conducts the following business activities through certain subsidiaries:

●	Kaizen Discovery Inc. (“Kaizen”) holds the Pinaya copper-gold exploration project in Peru. Ivanhoe Electric had an ownership interest in Kaizen of 82.7% as at December 31, 2021 (December 31, 2020 — 73.2%).
●	Cordoba Minerals Corp. (“Cordoba”) holds the San Matias copper-gold-silver project in northern Colombia. Ivanhoe Electric had an ownership interest in Cordoba of 63.3% as at December 31, 2021 (December 31, 2020 — 58.4%).
●	VRB Energy Inc. (“VRB”), develops, manufactures and installs vanadium flow batteries for grid-scale energy storage. Ivanhoe Electric had an ownership interest in VRB of 90.0% as at December 31, 2021 (December 31, 2020 — 90.0%).
●	Computational Geosciences Inc. (“CGI”), provides data analytics, geophysical modelling and artificial intelligence services for the mineral, oil & gas and water exploration industries. Ivanhoe Electric had an ownership interest in CGI of 94.3% as at December 31, 2021 (December 31, 2020 — 94.4%).

As HPX continued to hold its interest in Ivanhoe Electric immediately following the transfer of the Contributed Assets, there was no resultant change of control in either Ivanhoe Electric or the Contributed Assets. As such, the acquisition by Ivanhoe Electric of the Contributed Assets has been accounted for at historical cost as a transaction between entities under common control.

Basis of preparation — Prior to the restructuring:

These consolidated and combined carve-out financial statements have been prepared under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). These consolidated and combined carve-out financial statements include results of the Company for periods prior to the restructuring on April 30, 2021. Up to the date of restructuring, these financial statements have been prepared on a combined basis and the Parent’s net investment in the Company’s operations is shown in lieu of stockholders’ equity. All intercompany balances and transactions have been eliminated in the consolidated and combined carve-out financial statements.

Prior to the restructuring, the financing of operations was historically managed by the Parent. Net parent investment represents the Parent’s historical investment in the Company and includes accumulated net earnings or losses attributable to the Parent, intercompany balances that were capitalized at the time of the restructuring and direct capital contributions and expense allocations from the Parent to the Company. Assets contributed to Ivanhoe Electric at the time of restructuring have been recorded by the Company during the periods the assets were under the control of the Parent, except for certain loan receivables and advances that have not been allocated to the Company prior to the restructuring completion date (Note 24). A description of the costs allocated to the Company is included in Note 24.

Management believes the assumptions underlying the consolidated and combined carve-out financial statements, including the assumptions regarding allocation of expenses, are systematic, rational and reasonable. Nevertheless, the consolidated and combined carve-out financial statements may not include all of the actual expenses that would have been incurred by the Company on a stand-alone basis, and may not accurately reflect the Company’s historical financial position, results of operations and cash flows that would have been reported if the Company had been a stand-alone entity during the periods prior to the restructuring. The amounts that would have been or will be incurred on a stand-alone basis could differ from the amounts allocated due to economies of scale, management judgment, cash management and financing obtained as a stand-alone company, or other factors.

Basis of preparation — Subsequent to the restructuring:

The Company’s financial statements for the periods subsequent to April 30, 2021 are consolidated financial statements based on the reported results of Ivanhoe Electric as a stand-alone company.

Reverse stock split:

In June 2022, the Company’s stockholders approved an amendment to the Company’s certificate of incorporation to effect a reverse stock split of the Company’s outstanding common stock at a ratio of 3-for-1 (the “Reverse Stock Split”) effective as of June 16, 2022. The number of authorized shares and the par values of the common stock were not adjusted as a result of the Reverse Stock Split. All references to common stock, options to purchase common stock, per share data, and related information contained in the financial statements have been retrospectively adjusted to reflect the effect of the Reverse Stock Split for all periods presented.

References to “$” refer to United States dollars and “Cdn$” to Canadian dollars.